Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Note 11 - Intangible Assets
Note 11 - Intangible Assets

A.	Composition

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Computer application	Others	Total
$ millions

Cost
Balance as of January 1, 2022	522	215	88	97	203	124	70	1,319
Additions	-	2	-	9	-	20	2	33
Adjustment to PPA (1)	5	-	-	6	(6)	-	-	5
Translation differences	(1)	(7)	(4)	(4)	(3)	(2)	(3)	(24)
Balance as of December 31, 2022	526	210	84	108	194	142	69	1,333
Amortization
Balance as of January 1, 2022	20	80	34	58	131	74	55	452
Amortization for the year	-	6	2	5	15	9	3	40
Translation differences	(1)	(1)	(2)	(3)	(2)	(1)	(1)	(11)
Balance as of December 31, 2022	19	85	34	60	144	82	57	481

Amortized Balance as of December 31 ,2022	507	125	50	48	50	60	12	852

(1) In July 2022, the Company completed the ADS’s Purchase Price Allocation (PPA).

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Computer application	Others	Total
$ millions

Cost
Balance as of January 1, 2021	341	218	92	93	172	118	73	1,107
Additions in respect of business combinations	210	-	1	2	39	-	-	252
Additions	-	-	-	6	1	19	1	27
Translation differences	(29)	(3)	(5)	(4)	(9)	(13)	(4)	(67)
Balance as of December 31, 2021	522	215	88	97	203	124	70	1,319
Amortization
Balance as of January 1, 2021	21	74	34	55	123	76	54	437
Amortization for the year	-	6	3	5	12	7	3	36
Translation differences	(1)	-	(3)	(2)	(4)	(9)	(2)	(21)
Balance as of December 31, 2021	20	80	34	58	131	74	55	452

Amortized Balance as of December 31 ,2021	502	135	54	39	72	50	15	867
B.	Total book value of intangible assets having defined useful lives and those having indefinite useful lives are as follows:

As of December 31
2022	2021
$ millions	$ millions

Intangible assets having a defined useful life	313	333
Intangible assets having an indefinite useful life	539	534
	852	867